Employee Benefits - Amounts Recognized in Consolidated Statements of Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service costs	₩ 245,047	₩ 236,735	₩ 212,323
Net interest costs	3,277	3,690	4,166
Amounts recognized in consolidated statements of comprehensive income	248,324	240,425	216,489
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	177,223	169,206	150,822
Selling and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	69,256	70,060	64,505
Others [member]
Disclosure of defined benefit plans [line items]
Amounts recognized in consolidated statements of comprehensive income	₩ 1,845	₩ 1,159	₩ 1,162